UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA INTERMEDIATE-TERM
                          BOND Fund

                               [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------
MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          22

   Financial Statements                                                       25

   Notes to Financial Statements                                              28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                          THE UNCERTAINTY ABOUT THE TIMING OF
                                        AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                           TWO MORE GOOD REASONS TO HAVE USAA
                                             HELPING YOU MANAGE YOUR MONEY.

                                                            "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

                                        1/31/04                    7/31/03
Net Assets                           $256.4 Million            $218.7 Million
Net Asset Value Per Share               $10.36                     $10.15

                                     1/31/04                       7/31/03
Dollar-Weighted Average
 Portfolio Maturity                  4.3 Years                    4.9 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04

7/31/03 TO 1/31/04*               1 YEAR            SINCE INCEPTION ON 8/2/99
      4.42%                        8.04%                      7.40%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                                        USAA                   LIPPER
                LEHMAN BROTHERS U.S.      LIPPER INTERMEDIATE INVESTMENT GRADE   INTERMEDIATE-TERM     INTERMEDIATE INVESTMENT
                AGGREGATE BOND INDEX                 FUNDS INDEX                     BOND FUND         GRADE DEBT FUNDS AVERAGE
                --------------------      ------------------------------------   -----------------     ------------------------
  8/2/99             $10000.00                      $10000.00                        $10000.00                 $10000.00
 8/31/99               9994.91                        9989.34                         10009.94                   9986.62
 9/30/99              10110.95                       10099.27                         10139.20                  10089.44
10/31/99              10148.25                       10114.64                         10173.89                  10105.76
11/30/99              10147.53                       10126.52                         10217.51                  10116.54
12/31/99              10098.59                       10079.97                         10176.92                  10077.79
 1/31/00              10065.53                       10044.13                         10146.73                  10039.83
 2/29/00              10187.26                       10153.17                         10261.74                  10142.30
 3/31/00              10321.46                       10278.50                         10387.82                  10263.07
 4/30/00              10291.91                       10214.84                         10311.27                  10208.49
 5/31/00              10287.18                       10196.30                         10222.28                  10189.68
 6/30/00              10501.21                       10412.21                         10458.17                  10395.11
 7/31/00              10596.53                       10501.09                         10556.34                  10475.56
 8/31/00              10750.11                       10646.70                         10602.09                  10613.62
 9/30/00              10817.70                       10717.23                         10742.29                  10683.86
10/31/00              10889.28                       10755.01                         10691.89                  10720.61
11/30/00              11067.33                       10926.16                         10856.73                  10880.21
12/31/00              11272.63                       11146.90                         11094.30                  11090.03
 1/31/01              11456.98                       11342.75                         11352.94                  11277.22
 2/28/01              11556.79                       11451.76                         11497.47                  11379.17
 3/31/01              11614.80                       11496.27                         11594.71                  11431.15
 4/30/01              11566.60                       11434.43                         11550.60                  11371.19
 5/31/01              11636.36                       11504.85                         11628.19                  11436.41
 6/30/01              11680.33                       11547.16                         11692.79                  11469.59
 7/31/01              11941.47                       11827.28                         12026.24                  11726.17
 8/31/01              12078.22                       11957.52                         12162.73                  11848.98
 9/30/01              12218.96                       12049.56                         12291.65                  11950.59
10/31/01              12474.65                       12295.18                         12443.35                  12173.57
11/30/01              12302.66                       12140.79                         12165.01                  12023.78
12/31/01              12224.54                       12062.75                         12025.50                  11946.96
 1/31/02              12323.49                       12149.80                         12075.59                  12023.84
 2/28/02              12442.92                       12267.23                         12102.75                  12121.46
 3/31/02              12235.92                       12054.36                         11995.26                  11926.67
 4/30/02              12473.20                       12271.81                         12111.30                  12124.24
 5/31/02              12579.18                       12372.54                         12200.42                  12220.48
 6/30/02              12687.95                       12364.56                         12187.02                  12253.00
 7/31/02              12841.05                       12413.66                         12037.16                  12333.53
 8/31/02              13057.86                       12652.89                         12345.15                  12544.88
 9/30/02              13269.34                       12790.95                         12576.84                  12709.17
10/31/02              13208.90                       12741.90                         12337.37                  12646.42
11/30/02              13205.38                       12802.47                         12372.67                  12679.58
12/31/02              13478.15                       13063.00                         12718.50                  12933.11
 1/31/03              13489.66                       13103.84                         12763.39                  12955.42
 2/28/03              13676.31                       13290.70                         12985.42                  13134.21
 3/31/03              13665.77                       13292.01                         12999.81                  13134.28
 4/30/03              13778.54                       13447.37                         13208.59                  13266.16
 5/31/03              14035.44                       13698.16                         13574.76                  13511.86
 6/30/03              14007.58                       13694.84                         13589.16                  13497.52
 7/31/03              13536.65                       13233.07                         13201.68                  13059.59
 8/31/03              13626.53                       13333.75                         13241.93                  13141.16
 9/30/03              13987.23                       13692.26                         13618.67                  13478.72
10/31/03              13856.78                       13595.61                         13529.91                  13372.30
11/30/03              13889.97                       13631.51                         13551.45                  13409.38
12/31/03              14031.32                       13770.16                         13683.62                  13540.79
 1/31/04              14144.20                       13879.65                         13786.90                  13643.37

                                   [END CHART]

                  FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/04.

                  THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX AND AVERAGE AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                  NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

                 o The Lipper Intermediate Investment Grade Debt Funds Average,
                   the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]           MATTHEW FREUND, CFA
                                      USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Intermediate-Term Bond Fund provided a total return of 4.42% for the six-month period ending January 31, 2004. This compares to a 4.38% return for the Lipper Intermediate Investment Grade Debt Funds Average, a 4.89% return for the Lipper Intermediate Investment Grade Funds Index, and a 4.49% return for the Lehman Brothers U.S. Aggregate Bond Index. This placed your Fund in line with its peer group. At the same time, the Fund provided a one-year dividend yield of 4.77%.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Economic growth accelerated during the period as combat operations in Iraq diminished, allowing low interest rates and the 2003 tax cuts to work their way though the economy. Strong earnings led companies to strengthen their balance sheets and to begin, albeit tentatively, to increase capital spending and hiring. Although the Federal Reserve Board (the Fed) kept short-term interest rates unchanged, it dropped an earlier promise to keep rates low for a "considerable period" and, instead, counseled "patience." Despite this change, intermediate-term interest rates were relatively stable over the period.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Our aim has been to generate an attractive yield with acceptable price volatility. Over the six-month period ended January 31, 2004, the Fund's net asset value moved within a 34-cent range (between $10.09 and $10.43), primarily as a result of changing interest rates. Our yield was above-average for an intermediate-term bond fund.

                 Over the last six months, we have continued to maintain a portfolio that is diversified across multiple asset classes. We purchased several taxable municipal bonds because of their stable cash flows and attractive yields, and we added to our asset-backed and mortgage-backed exposure. Using fundamental research, we continue to make selective purchases in the corporate market across a greater number of names (reducing the size of the position we take in any one issuer), thereby limiting our exposure to any potential credit problems. To reduce expected volatility in the Fund, we allowed its weighted average maturity to shorten, moving from 4.9 years to 4.3 years. One effect of our strategy has been a lower overall yield, but your Fund is better insulated from rising interest rates.

WHAT IS THE OUTLOOK?

                 We continue to be guardedly optimistic about the U.S. economic recovery. Despite the recent strength, we believe it is still too early to tell if the recovery has become self-sustaining rather than policy-driven. Although we believe the Fed will eventually raise interest rates, the timing will probably be later than the market is expecting and of a lesser magnitude. In this environment, bond investors should expect most of their return to come from the income (or yield) provided by the Fund. Nonetheless, bond funds continue to be an important part of any diversified portfolio. We remain committed to providing you with a diversified Fund with an acceptable level of risk.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                         PORTFOLIO RATINGS MIX
                               1/31/04

 [PIE CHART OF PORTFOLIO RATINGS MIX]

BBB                                44%
A                                  25%
AAA                                12%
U.S. Government                     9%
AA                                  6%
Money Market Instrument             3%
BB                                  1%

              [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                     1/31/04

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                      53.5%
Commercial Mortgage-Backed Securities                                      13.0%
Asset-Backed Securities                                                    12.2%
Collateralized Mortgage Obligations                                         9.1%
Eurodollar and Yankee Obligations                                           5.3%
Municipal Obligations                                                       3.3%
Money Market Instrument                                                     2.6%
Interest-Only Commercial Mortgage-Backed Securities                         1.8%

                                   [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-21.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (53.5%)

             AUTOMOBILE MANUFACTURERS (0.4%)
  $ 1,000    Hertz Corp., Notes                                      4.70%       10/02/2006       $ 1,018
                                                                                                  -------
             BROADCASTING & CABLE TV (3.2%)
    1,000    Cox Communications, Inc., Notes                         3.88        10/01/2008         1,005
    1,000    Jones Intercable, Inc., Senior Notes                    7.63         4/15/2008         1,148
    3,000    Jones Intercable, Inc., Senior Notes                    8.88         4/01/2007         3,108
    3,000    Liberty Media Corp., Senior Notes                       2.67(f)      9/17/2006         3,038
                                                                                                  -------
                                                                                                    8,299
                                                                                                  -------
             BUILDING PRODUCTS (0.4%)
    1,000    York International Corp., Senior Notes                  6.63         8/15/2006         1,077
                                                                                                  -------
             CASINOS & GAMING (0.5%)
    1,000    Harrah's Operating Co., Inc.,
               Guaranteed Senior Notes                               8.00         2/01/2011         1,180
                                                                                                  -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    1,000    John Deere Capital Corp., Global Notes                  3.90         1/15/2008         1,023
                                                                                                  -------
             CONSUMER FINANCE (2.3%)
    1,000    Capital One Bank, Notes                                 6.50         7/30/2004         1,024
    1,000    Ford Motor Credit Co., Global Notes                     7.60         8/01/2005         1,071
    1,000    General Motors Acceptance Corp., Notes                  6.75         1/15/2006         1,071
      500    Household Finance Corp., Notes                          5.75         1/30/2007           541
    1,000    Household Finance Corp., Notes                          6.38        10/15/2011         1,115
    1,000    MBNA Corp., MTN                                         5.63        11/30/2007         1,076
                                                                                                  -------
                                                                                                    5,898
                                                                                                  -------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    2,000    Fiserv, Inc., Notes                                     4.00         4/15/2008         2,017
                                                                                                  -------
             DIVERSIFIED BANKS (3.9%)
    1,000    Compass Bank, Notes                                     8.10         8/15/2009         1,203
    2,000    First Union National Bank, FL,
               Subordinated Debentures                               6.18         2/15/2036(b)      2,210
    3,000    First Union National Bank, NC,
               Subordinated Notes                                    6.18         2/15/2036(b)      3,315
    2,000    Popular North America, Inc., Notes                      4.25         4/01/2008         2,037
    1,000    Southtrust Bank, N.A., Subordinated Notes               6.57        12/15/2027(b)      1,127
                                                                                                  -------
                                                                                                    9,892
                                                                                                  -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (9.1%)
  $ 1,000    Centerpoint Energy Resources Corp.,
               Senior Notes                                          5.95%        1/15/2014       $   991
    1,000    Consumers Energy - ITC, First Mortgage Bond,
               Series A(a)                                           4.25         4/15/2008         1,016
    1,110    Entergy Gulf States, Inc., First Mortgage Bond          5.20        12/03/2007         1,142
    1,000    FirstEnergy Corp., Notes, Series A                      5.50        11/15/2006         1,044
    1,000    Jersey Central Power & Light Co.,
               First Mortgage MTN                                    6.45         5/15/2006         1,081
    1,000    Midamerican Energy Holdings Co.,
               Senior Notes                                          5.88        10/01/2012         1,061
    3,000    Monongahela Power Co., First Mortgage Bond              5.00        10/01/2006         3,064
    1,000    New York State Electric & Gas Corp., Notes              5.50        11/15/2012         1,034
    2,000    Northern States Power Co., First Mortgage
               Bond, Series B                                        8.00         8/28/2012         2,470
      926    Oglethorpe Power Corp., Secured Series
               Facility Bonds                                        6.97         6/30/2011         1,012
    1,000    Pepco Holdings, Inc., Notes                             4.00         5/15/2010           978
    1,000    Pinnacle One Partners, LP, Senior Notes(a)              8.83         8/15/2004         1,035
    1,500    PSEG Power LLC, Senior Notes                            6.95         6/01/2012         1,707
    1,000    Public Service Co. of Colorado, Senior Notes,
               Series A                                              6.88         7/15/2009         1,138
    1,000    Public Service Co. of Colorado, Senior Notes            7.88        10/01/2012         1,227
    1,000    Southern Power Co., Senior Notes                        6.25         7/15/2012         1,098
    1,000    Teco Energy, Inc., Notes                                6.13         5/01/2007         1,040
    1,000    TXU Energy Co., Senior Notes                            6.13         3/15/2008         1,071
                                                                                                  -------
                                                                                                   23,209
                                                                                                  -------
             ELECTRIC/GAS UTILITY (0.7%)
    1,775    Texas Municipal Gas Corp., Notes (INS)(a)               2.60         7/01/2007         1,797
                                                                                                  -------
             ENVIRONMENTAL SERVICES (0.9%)
    2,000    Waste Management, Inc., Senior Notes                    6.50        11/15/2008         2,238
                                                                                                  -------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    1,000    Agrium, Inc., Debentures                                8.25         2/15/2011         1,199
                                                                                                  -------
             FOOD RETAIL (0.6%)
      500    Ahold Finance U.S.A., Inc., Notes                       6.25         5/01/2009           515
    1,000    Kroger Co., Notes                                       6.75         4/15/2012         1,120
                                                                                                  -------
                                                                                                    1,635
                                                                                                  -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             GAS UTILITIES (5.5%)
  $ 1,000    Enbridge Energy Partners, LP, Notes                     4.75%        6/01/2013       $   981
    1,000    Entergy-Koch, LP, Senior Notes(a)                       3.65         8/20/2006         1,008
    1,150    Entergy-Koch, LP, Senior Notes(a)                       6.90         8/01/2011         1,293
    1,000    Kinder Morgan Energy Partners, Notes                    6.75         3/15/2011         1,133
    1,000    Noram Energy Corp., Debentures                          6.50         2/01/2008         1,070
    1,000    Northern Natural Gas Co., Senior Notes(a)               5.38        10/31/2012         1,036
    2,000    Peoples Energy Corp., Notes                             6.90         1/15/2011         2,318
    1,000    Southwestern Energy Co., Senior Notes                   6.70        12/01/2005         1,029
    1,000    Southwestern Energy Co., Senior Notes                   7.63         5/01/2027(b)      1,068
    2,000    Texas Eastern Transmission, LP, Senior Notes            5.25         7/15/2007         2,123
    1,000    Valero Logistics Operations, LP, Senior Notes           6.05         3/15/2013         1,061
                                                                                                  -------
                                                                                                   14,120
                                                                                                  -------
             HEALTH CARE FACILITIES (0.8%)
    2,000    Columbia HCA Healthcare Corp., Notes                    6.91         6/15/2005         2,108
                                                                                                  -------
             HOUSEHOLD PRODUCTS (0.4%)
    1,000    SC Johnson & Son, Inc., Senior Notes(a)                 5.00        12/15/2012           999
                                                                                                  -------
             HOUSEWARES & SPECIALTIES (0.4%)
    1,000    Newell Rubbermaid, Inc., Notes                          4.63        12/15/2009         1,012
                                                                                                  -------
             INDUSTRIAL MACHINERY (0.4%)
    1,000    Pall Corp., Senior Notes(a)                             6.00         8/01/2012         1,043
                                                                                                  -------
             INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    2,000    Citizens Communications Co., Notes                      8.50         5/15/2006         2,203
    1,117    GTE California, Inc., Debentures, Series G              5.50         1/15/2009         1,197
    1,000    Verizon Virginia, Inc., Debentures                      4.63         3/15/2013           972
                                                                                                  -------
                                                                                                    4,372
                                                                                                  -------
             LIFE & HEALTH INSURANCE (0.5%)
    1,080    Phoenix Home Life Mutual Insurance, Notes(a)            6.95        12/01/2006         1,168
                                                                                                  -------
             MOVIES & ENTERTAINMENT (0.7%)
    1,500    Time Warner Companies, Inc., Notes                      8.11         8/15/2006         1,694
                                                                                                  -------
             MULTI-LINE INSURANCE (1.4%)
    1,000    Farmers Insurance Exchange, Notes(a)                    8.50         8/01/2004         1,020
    2,000    ING Capital Funding Trust III,
               Guaranteed Trust Preferred Bonds                      8.44        12/29/2049(k)      2,432
                                                                                                  -------
                                                                                                    3,452
                                                                                                  -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES & UNREGULATED POWER (0.8%)
  $ 1,000    Duke Energy Corp., First Mortgage Bond,
               Series A                                              3.75%        3/05/2008       $ 1,010
    1,000    Duke Energy Field Services, LLC, Notes                  7.50         8/16/2005         1,075
                                                                                                  -------
                                                                                                    2,085
                                                                                                  -------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
    1,000    Halliburton Co., Notes, Series MTN                      6.00         8/01/2006         1,071
    1,000    Seacor Smit, Inc., Senior Notes                         5.88        10/01/2012         1,033
                                                                                                  -------
                                                                                                    2,104
                                                                                                  -------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    1,000    Anadarko Petroleum Corp., Senior Notes                  5.38         3/01/2007         1,072
    1,000    Nexen, Inc., Notes                                      5.05        11/20/2013         1,003
    1,000    Union Oil Co. of California, Guaranteed
               Senior Notes                                          5.05        10/01/2012         1,022
                                                                                                  -------
                                                                                                    3,097
                                                                                                  -------
             PACKAGED FOODS & MEAT (1.2%)
    1,000    Kraft Foods Inc., Notes                                 4.00        10/01/2008         1,012
    2,000    Nabisco, Inc., Notes                                    6.38         2/01/2005         2,082
                                                                                                  -------
                                                                                                    3,094
                                                                                                  -------
             PAPER PRODUCTS (0.8%)
    2,000    MeadWestVaco Corp., Notes                               1.75(f)     12/01/2005         2,001
                                                                                                  -------
             PROPERTY & CASUALTY INSURANCE (3.5%)
    1,000    21st Century Insurance Group, Senior Notes              5.90        12/15/2013         1,041
    1,000    Chubb Corp., Senior Notes                               3.95         4/01/2008         1,017
    2,000    CNA Financial Corp., Notes                              6.50         4/15/2005         2,074
    1,000    Fidelity National Financial, Inc., Notes                5.25         3/15/2013         1,006
      500    Liberty Mutual Insurance Co., Notes(a)                  8.20         5/04/2007           560
    2,000    Markel Corp., Notes                                     6.80         2/15/2013         2,159
    1,000    Safeco Corp., Notes                                     4.88         2/01/2010         1,042
                                                                                                  -------
                                                                                                    8,899
                                                                                                  -------
             REAL ESTATE INVESTMENT TRUSTS (4.0%)
    1,105    American Health Properties, Inc., Notes                 7.50         1/15/2007         1,229
    1,000    Duke Realty, LP, Senior Notes                           5.25         1/15/2010         1,059
    1,000    EOP Operating, LP, Notes                                6.80         1/15/2009         1,129
    1,000    Gables Realty, LP, Senior Notes                         5.75         7/15/2007         1,071
    1,000    Health Care Properties Investors, Inc.,
               Senior Notes                                          6.50         2/15/2006         1,065
    1,350    Health Care Properties Investors, Inc.,
               Subordinated Notes                                    6.88         6/08/2015(c)      1,411

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
  $ 1,000    Pan Pacific Retail Properties, Inc., Notes              7.95%        4/15/2011      $  1,203
    2,000    TriNet Corporate Realty Trust, Inc., Notes              7.95         5/15/2006         2,150
                                                                                                 --------
                                                                                                   10,317
                                                                                                 --------
             REGIONAL BANKS (2.5%)
    1,000    Banknorth Group, Inc., Senior Notes                     3.75         5/01/2008         1,004
    1,000    City National Corp., Senior Notes                       5.13         2/15/2013         1,000
    2,000    Imperial Bank, Subordinated Capital Notes               8.50         4/01/2009         2,409
    1,950    Union Planters Bank, N.A., Subordinated Notes           6.50         3/15/2018(c)      2,108
                                                                                                 --------
                                                                                                    6,521
                                                                                                 --------
             REINSURANCE (0.8%)
    2,000    Reinsurance Group of America, Inc.,
               Senior Notes(a)                                       7.25         4/01/2006         2,162
                                                                                                 --------
             SOFT DRINKS (0.4%)
    1,000    Coca-Cola HBC Finance B.V., Notes(a)                    5.13         9/17/2013         1,020
                                                                                                 --------
             SPECIALIZED FINANCE (0.4%)
    1,000    CIT Group, Inc., Global Notes                           7.38         4/02/2007         1,132
                                                                                                 --------
             THRIFTS & MORTGAGE FINANCE (1.2%)
    2,000    Sovereign Bank, Notes                                   4.38         8/01/2013         2,032
    1,000    Washington Mutual Inc., Senior Notes                    4.38         1/15/2008         1,036
                                                                                                 --------
                                                                                                    3,068
                                                                                                 --------
             TOBACCO (0.4%)
    1,000    UST, Inc., Notes                                        6.63         7/15/2012         1,121
                                                                                                 --------
             Total corporate obligations (cost: $129,455)                                         137,071
                                                                                                 --------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.3%)

             AEROSPACE & DEFENSE (0.4%)
    1,000    Bombardier Capital, Inc., Notes,
               Series A (Canada)(a)                                  6.13         6/29/2006         1,064
                                                                                                 --------
             DIVERSIFIED BANKS (0.8%)
    2,000    Banco Nacional De Comercio Exterior SNC,
               Notes (Mexico)(a)                                     3.88         1/21/2009         1,955
                                                                                                 --------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
    1,000    Fondo Latinoamericano, Notes (Colombia)(a)              3.00         8/01/2006         1,007
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.5%)
  $ 1,000    Brascan Corp., Notes (Canada)                           8.13%       12/15/2008       $ 1,178
                                                                                                  -------
             FOREST PRODUCTS (0.7%)
    1,500    Nexfor, Inc., Debentures (Canada)                       8.13         3/20/2008         1,753
                                                                                                  -------
             INDUSTRIAL CONGLOMERATES (0.8%)
    1,000    Hutchison Whampoa International Ltd.,
               Notes (Hong Kong)(a)                                  5.45        11/24/2010         1,019
    1,000    Hutchison Whampoa International Ltd.,
               Notes (Hong Kong)(a)                                  6.50         2/13/2013         1,050
                                                                                                  -------
                                                                                                    2,069
                                                                                                  -------
             INTEGRATED OIL & GAS (0.9%)
    2,000    Pemex Finance Ltd., Senior Notes (Mexico)               8.88        11/15/2010         2,412
                                                                                                  -------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    1,000    Deutsche Telekom International Finance B.V.,
               Notes (Germany)                                       8.25         6/15/2005         1,083
                                                                                                  -------

             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,000    Woodside Finance Ltd., Notes (Australia)(a)             6.60         4/15/2008         1,122
                                                                                                  -------
             Total eurodollar and yankee obligations
                (cost: $12,685)                                                                    13,643
                                                                                                  -------
             ASSET-BACKED SECURITIES (12.2%)

             AIRLINES (5.3%)(d)
    2,171    America West Airlines, Inc., Pass-Through
               Certificates, Series 1996-1, Class A                  6.85         7/02/2009         2,225
      415    America West Airlines, Inc., Pass Through
               Certificates, Series 1998-1, Class A                  6.87         1/02/2017           416
    1,000    American Airlines, Inc., Pass-Through
               Certificates, Series 2001-1, Class A-2, EETC          6.82         5/23/2011           962
    1,000    American Airlines, Inc., Pass-Through
               Certificates, Series 2001-2, Class A-2, EETC          7.86        10/01/2011         1,052
    1,736    Continental Airlines, Inc., Pass-Through
               Certificates, Series 99-1, Class A                    6.55         2/02/2019         1,759
    1,000    Delta Air Lines, Inc., Pass-Through
               Certificates, Series 2002-1, Class G-2 (INS)          6.42         7/02/2012         1,084

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
  $ 2,000    Delta Air Lines, Inc., Pass-Through
               Certificates, Series 2001, Class A-2, EETC            7.11%        9/18/2011       $ 2,048
    2,000    Northwest Airlines, Inc., Pass-Through
               Certificates, Series 2002-1,
               Class G-2 EETC (INS)                                  6.26        11/20/2021         2,119
    2,000    Northwest Airlines, Inc., Pass-Through
               Certificates, Series 2001-1, Class A-2                6.84        10/01/2012         2,014
                                                                                                  -------
                                                                                                   13,679
                                                                                                  -------
             ASSET-BACKED FINANCING (6.9%)(d)
    1,908    Aerco Ltd., Notes, Series 2A, Class A3(a)               1.56(f)      7/15/2025         1,530
    3,750    Aircraft Finance Trust, Notes,
               Series 1999-1A, Class A2                              1.60(f)      5/15/2024         3,486
    1,158    Aviation Capital Group Trust, Notes,
               Series 2000-1A, Class A2(a)                           1.58(f)     11/15/2025         1,132
    1,000    Bank One Issuance Trust, Notes,
               Series 2003, Class C-1                                4.54         9/15/2010         1,028
    1,000    Bank One Issuance Trust, Notes,
               Series 2003, Class C-3                                4.77         2/16/2016           962
    1,000    Capital One Multi-Asset Execution Trust,
               Notes, Series 2003-C2, Class C2                       4.32         4/15/2009         1,023
    1,000    CIT Equipment Collateral, Notes,
               Series 2003-EF1, Class C                              3.98         2/20/2009         1,001
    1,000    Detroit Edison, Notes, Series 2001-1,
               Class A-4                                             6.19         3/01/2013         1,122
    2,000    Diversified REIT, Notes, Series 1999-1A,
               Class C(a)                                            6.78         3/18/2011         2,218
    1,000    Diversified REIT, Notes, Series 2000-1,
               Class C(a)                                            6.97         3/08/2010         1,096
    2,000    Hyundai Auto Receivables Trust, Notes,
               Series 2003-A, Class B                                2.99        10/15/2010         2,006
    1,000    IKON Receivables LLC, Notes,
               Series 2003-1, Class A4                               3.27         7/15/2011         1,010
                                                                                                  -------
                                                                                                   17,614
                                                                                                  -------
             Total asset-backed securities (cost: $30,769)                                         31,293
                                                                                                  -------
             MORTGAGE-BACKED SECURITIES (23.9%)(d)

             COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)(h)
    1,344    Fannie Mae, Series 2001-25 D+                           6.00         2/25/2014         1,398
    1,000    Fannie Mae, Series 1999-25 VB+                          6.00         4/25/2016         1,030

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
  $ 2,000    Fannie Mae, Series 2001-20 VB+                          6.00%        9/25/2017       $ 2,094
    3,000    Fannie Mae, Series 2001-29 VB+                          6.50         8/25/2016         3,143
    1,758    Freddie Mac, Series 2435 VG+                            6.00         2/15/2013         1,881
    1,000    Freddie Mac, Series 2160 VC+                            6.00         8/15/2013         1,015
    1,000    Freddie Mac, Series 2389 VH+                            6.00        12/01/2031         1,048
    1,333    Freddie Mac, Series 2412 VA+                            6.50        11/15/2012         1,343
    1,000    Freddie Mac, Series 2427 VL+                            6.50        11/15/2017         1,046
    1,769    Freddie Mac, Series 2367 KV+                            7.00        10/15/2014         1,877
    2,000    Government National Mortgage Assn.,
               Series 1999-14 VD                                     6.00         3/20/2014         2,111
    4,000    Government National Mortgage Assn.,
               Series 2002-4 VG                                      6.50        11/16/2017         4,195
    1,000    Government National Mortgage Assn.,
               Series 2001-49 VB                                     7.00        11/16/2016         1,054
                                                                                                  -------
                                                                                                   23,235
                                                                                                  -------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (13.0%)
    1,000    Amresco Commercial Mortgage Fund I Corp.,
               Series 1997 C1, Class F                               7.64         6/17/2029         1,119
    1,000    Chase Commercial Mortgage Securities Corp.,
               Series 2000-1, Class A2                               7.76         4/15/2032         1,167
    2,000    Credit Suisse First Boston, Series 2001-CK1,
               Class A-2                                             6.25        12/18/2035         2,203
    2,000    Credit Suisse First Boston, Series 1998-C2,
               Class A-2                                             6.30        11/11/2030         2,224
    1,000    Credit Suisse First Boston, Series 1998-C1,
               Class D                                               7.17         5/17/2040         1,071
      650    First Union National Bank-Chase,
               Series 1999-C2, Class D                               7.06         6/15/2031           735
    1,510    GE Capital Commercial Mortgage Corp.,
               Series 2000-1, Class A-1                              6.32         1/15/2033         1,619
    1,829    GGP Mall Properties Trust, Series 2001,
               Class D-2(a)                                          5.89        11/15/2011         1,928
    1,000    GMAC Commercial Mortgage Security, Inc.,
               Series 1998-C2, Class D                               6.50         5/15/2035         1,100
    1,115    GMAC Commercial Mortgage Security, Inc.,
               Series 1999-C1, Class D                               6.86         5/15/2033         1,250
    1,000    GS Mortgage Securities,
               Series 2001 ROCK, Class A-2                           6.62         5/03/2018         1,126
    1,483    LB Commercial Conduit Mortgage Trust,
               Series 1999-C1, Class A1                              6.41         6/15/2031         1,576

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
  $ 1,800    Merrill Lynch Mortgage Investors, Inc.,
               Series 1997-C2, Class A-2                             6.54%       12/10/2029       $ 1,990
    2,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1998 XL1, Class A-3                            6.48         6/03/2030         2,216
    1,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1998 WF1, Class E                              7.30         3/15/2030         1,115
    2,229    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1996 WF1, Class A-3(a)                         7.62        11/15/2028         2,376
    1,024    Morgan Stanley Dean Witter Capital I, Inc.,
               Commercial Mortgage Pass-Through
               Certificates, Series 1995-GAL1, Class D(a)            8.25         8/15/2027         1,092
    2,000    Mortgage Capital Funding, Inc.,
               Series 1998-MC3, Class E                               7.30        11/18/2031         2,184
    2,000    TIAA CMBS I Trust, Commercial
               Mortgage-Backed Security, Series 2001 C1A,
               Class A-3(a)                                          6.56         6/19/2026         2,228
    2,000    Tower Global Signal Trust I, Series 2004-1,
               Class B(i,j)                                          4.16         1/15/2034         1,989
    1,000    Trizechahn Office Properties Trust,
               Series 2001-TZHA, Class D3(a)                         6.94         3/15/2013         1,055
                                                                                                  -------
                                                                                                   33,363
                                                                                                  -------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)(e)
   10,500    CS First Boston Mortgage Securities Corp.,
               Series 2003-C3, Class ASP
               (acquired 6/17/2003;  cost $975)(a,g)                 1.96         5/15/2038           864
   19,489    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP
               (acquired 7/17/2003 and 8/13/2003;
               cost $2,026)(a,g)                                     2.29         1/11/2035         1,884
   19,793    LB-UBS Commercial Mortgage Trust,
               Series 2003-C5, Class XCP
               (acquired 7/16/2003; cost $1,000)(a,g)                1.21         7/15/2013           902
   18,381    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 2004-T13, Class X2
               (acquired 1/23/2004; cost $1,000)(a,i,g,j)            0.91         9/13/2045           994
                                                                                                  -------
                                                                                                    4,644
                                                                                                  -------
             Total mortgage-backed securities (cost: $59,143)                                      61,242
                                                                                                  -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                          COUPON                          MARKET
   AMOUNT    SECURITY                                                RATE          MATURITY         VALUE
---------------------------------------------------------------------------------------------------------
             MUNICIPAL OBLIGATIONS (3.3%)

             ELECTRIC UTILITIES (1.7%)
  $ 1,000    Brazos River Auth., TX, PCRB, Series 1995A              5.40%        4/01/2030(b)   $  1,056
      500    Hillsborough County, FL, IDA PCRB                       4.00         5/15/2018(b)        508
    1,000    Matagorda County, TX, Navigation
               District 1, PCRB                                      2.35         5/01/2030(b)      1,000
    2,000    Ohio State Water Development PCRB,
               Series 1999-B                                         3.35         6/01/2033(b)      2,003
                                                                                                 --------
                                                                                                    4,567
                                                                                                 --------
             ELECTRIC/GAS UTILITY (0.4%)
    1,000    North Carolina Eastern Municipal Power
               Agency RB, Series 2003-E                              5.23         1/01/2011           995
                                                                                                 --------
             HOSPITAL (0.4%)
    1,000    Rhode Island State Health & Education RB,
               Series C (LOC)                                        3.60         9/15/2033(b)      1,009
                                                                                                 --------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.4%)
    1,000    Harris County, TX, IDRB, Series 2002                    5.68         3/01/2023(b)      1,012
                                                                                                 --------
             SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    1,000    Short Pump Town Center Community
               Development Auth., VA, RB(a)                          4.85         2/01/2006         1,001
                                                                                                 --------
             Total municipal obligations (cost: $8,534)                                             8,584
                                                                                                 --------
             MONEY MARKET INSTRUMENT (2.6%)

    6,698    UBS Finance, Inc., CP (cost: $6,698)                    1.01         2/02/2004         6,698
                                                                                                 --------
             TOTAL INVESTMENTS (COST: $247,284)                                                  $258,531
                                                                                                 ========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) PUT BOND - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (c) CALLABLE/PUTABLE BOND - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) The weighted average life of mortgage-backed and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         (e) Interest-only commercial mortgage-backed securities - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

         (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2004.

         (g) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2004, was $4,644,000, which represented 1.8% of the Fund's net assets.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         (i) At January 31, 2004, the cost of securities purchased on a when-issued basis was $3,000,000.

         (j) Security was fair valued at January 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (k) Security is subject to an earlier call, which shortens its effective maturity date.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                 CP       Commercial Paper
                 EETC     Enhanced Equipment Trust Certificate
                 IDA      Industrial Development Authority/Agency
                 IDRB     Industrial Development Revenue Bond
                 MTN      Medium-Term Note
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond
                 REIT     Real Estate Investment Trust

             CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC)    Enhanced by a bank letter of credit.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: Financial Security Assurance, Inc. or MBIA Insurance Corp.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $247,284)    $258,531
  Cash                                                                             127
  Receivables:
     Capital shares sold                                                           260
     USAA Investment Management Company                                            111
     Interest                                                                    3,148
                                                                              --------
        Total assets                                                           262,177
                                                                              --------
LIABILITIES
  Payables:
     Securities purchased (when-issued of $3,000)                                5,226
     Capital shares redeemed                                                       347
     Dividends on capital shares                                                   149
  Accrued management fees                                                           57
  Accrued transfer agent's fees                                                      3
  Other accrued expenses and payables                                               34
                                                                              --------
        Total liabilities                                                        5,816
                                                                              --------
          Net assets applicable to capital shares outstanding                 $256,361
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $252,147
  Overdistribution of net investment income                                        (80)
  Accumulated net realized loss on investments                                  (6,953)
  Net unrealized appreciation of investments                                    11,247
                                                                              --------
          Net assets applicable to capital shares outstanding                 $256,361
                                                                              ========
  Capital shares outstanding                                                    24,740
                                                                              ========
  Authorized shares of $.01 par value                                          100,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  10.36
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                             $5,973
                                                                              ------
EXPENSES
  Management fees                                                                366
  Administrative and servicing fees                                              175
  Transfer agent's fees                                                          203
  Custodian's fees                                                                42
  Postage                                                                         10
  Shareholder reporting fees                                                      10
  Directors' fees                                                                  2
  Registration fees                                                               42
  Professional fees                                                               18
  Other                                                                            3
                                                                              ------
     Total expenses                                                              871
  Expenses reimbursed                                                           (113)
  Expenses paid indirectly                                                        (1)
                                                                              ------
     Net expenses                                                                757
                                                                              ------
 NET INVESTMENT INCOME                                                         5,216
                                                                              ------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain on investments                                               527
  Change in net unrealized appreciation/depreciation                           4,180
                                                                              ------
     Net realized and unrealized gain                                          4,707
                                                                              ------
Increase in net assets resulting from operations                              $9,923
                                                                              ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND

SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                                  1/31/2004       7/31/2003
                                                                  -------------------------
FROM OPERATIONS
  Net investment income                                           $  5,216         $ 11,071
  Net realized gain on investments                                     527            5,156
  Change in net unrealized appreciation/depreciation
    of investments                                                   4,180            2,601
                                                                  -------------------------
    Increase in net assets resulting from operations                 9,923           18,828
                                                                  -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (5,296)         (11,105)
                                                                  -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                         64,006           77,561
  Reinvested dividends                                               4,376            9,152
  Cost of shares redeemed                                          (35,339)         (70,642)
                                                                  -------------------------
    Increase in net assets from capital
      share transactions                                            33,043           16,071
                                                                  -------------------------
Net increase in net assets                                          37,670           23,794
NET ASSETS
  Beginning of period                                              218,691          194,897
                                                                  -------------------------
  End of period                                                   $256,361         $218,691
                                                                  =========================
Overdistribution of net investment income:
  End of period                                                   $    (80)        $      -
                                                                  =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        6,219            7,651
  Shares issued for dividends reinvested                               425              903
  Shares redeemed                                                   (3,444)          (6,987)
                                                                  -------------------------
    Increase in shares outstanding                                   3,200            1,567
                                                                  =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund). The Fund's investment objective is high current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                    valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2004, the cost of outstanding when-issued commitments for the Fund was $3,000,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any,

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                 are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $7,480,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $65,791,000 and $23,916,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $11,668,000 and $421,000, respectively, resulting in net unrealized appreciation of $11,247,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2004.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

                 over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2004, the Fund's effective base fee was 0.36% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $366,000, which is net of a performance adjustment of $(59,000).

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $175,000.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.65% of the Fund's average net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2004, the Fund incurred reimbursable expenses of $113,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $203,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED                                                     PERIOD ENDED
                                          JANUARY 31,                YEAR ENDED JULY 31,                    JULY 31,
                                         -----------------------------------------------------------------------------
                                             2004             2003           2002              2001             2000*
                                         -----------------------------------------------------------------------------
Net asset value at
  beginning of period                    $  10.15         $   9.76       $  10.41          $   9.82          $ 10.00
                                         ---------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                       .23              .54            .67(a)            .72              .72
  Net realized and
    unrealized gain (loss)                    .21              .39           (.65)(a)           .59             (.18)
                                         ---------------------------------------------------------------------------
Total from investment
  operations                                  .44              .93            .02              1.31              .54
Less distributions:
  From net investment income                 (.23)            (.54)          (.67)             (.72)            (.72)
                                         ---------------------------------------------------------------------------
Net asset value at end of period         $  10.36         $  10.15       $   9.76          $  10.41          $  9.82
                                         ===========================================================================
Total return (%)**                           4.42             9.67            .09             13.92             5.56
Net assets at end of period (000)        $256,361         $218,691       $194,897          $136,478          $63,872
Ratio of expenses to
  average net assets (%)***                   .65(b,c,d)       .65(c,d)       .65(c,d)          .65(c,d)         .65(d)
Ratio of expenses to average net
  assets, excluding
  reimbursements (%)***                       .75(b,c)         .72(c)         .78(c)            .76(c)          1.03
Ratio of net investment income
  to average net assets (%)***               4.47(b)          5.31           6.55(a)           7.08             7.37
Portfolio turnover (%)                      10.63            97.15          62.62             24.42             8.60

  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all net investment income distributions during the period.
*** For the six-month period ended January 31, 2004, average net assets were
    $232,087,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(d) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

36

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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40049-0304                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.